Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in thousands)	Patents and other rights	Software	Goodwill	Total

Cost at January 1, 2020	6,649	3,566	1,791	12,006
Additions	45,123	7,284	—	52,407
Currency translation	(1)	—	—	(2)
Cost at December 31, 2020	51,771	10,850	1,791	64,411
Additions	1,015	10,589	—	11,604
Currency translation	1	(2)	—	(1)
Cost at December 31, 2021	52,787	21,436	1,791	76,014
Accumulated Amortization at January 1, 2020	(4,383)	(1,713)	—	(6,096)
Amortization	(2,666)	(982)	—	(3,648)
Accumulated Amortization at December 31, 2020	(7,049)	(2,695)	—	(9,744)
Amortization	(3,876)	(4,930)	—	(8,806)
Accumulated Amortization at December 31, 2021	(10,924)	(7,625)	—	(18,550)
Net Value
at January 1, 2020	2,266	1,853	1,791	5,911
at December 31, 2020	44,722	8,155	1,791	54,667
at December 31, 2021	41,862	13,811	1,791	57,464